July 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Technology Opportunities Active ETF | TEK | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2025
iShares Technology Opportunities Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobiles — 0.8%
Tesla Inc.(a)	614	$189,278
Broadline Retail — 5.6%
Alibaba Group Holding Ltd.	12,220	183,725
Amazon.com Inc.(a)(b)	3,395	794,803
MercadoLibre Inc.(a)	167	396,440
		1,374,968
Capital Markets — 1.2%
CME Group Inc.	535	148,880
Deutsche Boerse AG	468	135,433
		284,313
Communications Equipment — 1.3%
Arista Networks Inc.(a)(b)	2,591	319,263
Electrical Equipment — 0.7%
Siemens Energy AG(a)	1,405	162,669
Electronic Equipment, Instruments & Components — 1.0%
Coherent Corp.(a)(b)	1,473	158,495
Flex Ltd.(a)	1,653	82,435
		240,930
Entertainment — 4.2%
Netflix Inc.(a)	149	172,751
Nintendo Co. Ltd.	2,200	183,873
Spotify Technology SA(a)	669	419,155
Take-Two Interactive Software Inc.(a)(b)	1,067	237,653
		1,013,432
Financial Services — 2.4%
Adyen NV(a)(c)	132	226,400
Mastercard Inc., Class A	656	371,604
		598,004
Industrial Conglomerates — 1.3%
Hitachi Ltd.	10,200	312,127
Interactive Media & Services — 6.6%
Alphabet Inc., Class A	1,509	289,577
Meta Platforms Inc., Class A	1,698	1,313,301
		1,602,878
IT Services — 4.9%
International Business Machines Corp.	625	158,219
Shopify Inc., Class A(a)(b)	1,807	220,833
Snowflake Inc., Class A(a)	2,940	657,090
Twilio Inc., Class A(a)	1,206	155,574
		1,191,716
Professional Services — 2.6%
RELX PLC	5,848	303,869
Thomson Reuters Corp.	1,698	341,145
		645,014
Semiconductors & Semiconductor Equipment — 32.3%
Advanced Micro Devices Inc.(a)	1,580	278,570
Advantest Corp.	4,300	285,946
ASM International NV	275	133,116
ASML Holding NV	191	132,377
Broadcom Inc.	6,568	1,929,022
Disco Corp.	500	147,763
Lam Research Corp.	3,141	297,892
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology Inc.	2,490	$168,299
Monolithic Power Systems Inc.	218	155,050
Nvidia Corp.	21,112	3,755,191
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,504	605,017
		7,888,243
Software — 28.1%
AppLovin Corp., Class A(a)	834	325,844
Autodesk Inc.(a)(b)	579	175,501
Cadence Design Systems Inc.(a)	1,499	546,490
Constellation Software Inc./Canada	52	179,399
Crowdstrike Holdings Inc., Class A(a)(b)	702	319,108
CyberArk Software Ltd.(a)	676	278,154
Figma Inc., NVS	502	57,981
Guidewire Software Inc.(a)(b)	959	216,945
Intuit Inc.	311	244,175
Microsoft Corp.	4,051	2,161,208
Oracle Corp.	3,895	988,434
Palo Alto Networks Inc.(a)(b)	995	172,732
Rubrik Inc., Class A(a)	1,767	167,777
Samsara Inc., Class A(a)(b)	2,435	92,603
SAP SE	1,318	376,889
ServiceNow Inc.(a)(b)	383	361,215
Xero Ltd.(a)	1,630	187,712
		6,852,167
Technology Hardware, Storage & Peripherals — 5.5%
Apple Inc.	5,857	1,215,737
Xiaomi Corp., Class B(a)(c)	19,600	131,868
		1,347,605
Wireless Telecommunication Services — 1.0%
SoftBank Group Corp.	3,200	244,349
Total Long-Term Investments — 99.5% (Cost: $19,743,610)		24,266,956
Short-Term Securities
Money Market Funds — 6.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	1,418,626	1,419,193
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	90,000	90,000
Total Short-Term Securities — 6.2% (Cost: $1,509,191)		1,509,193
Total Investments — 105.7% (Cost: $21,252,801)		25,776,149
Liabilities in Excess of Other Assets — (5.7)%		(1,393,831)
Net Assets — 100.0%		$24,382,318

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Technology Opportunities Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,557	$1,401,637 (a)	$—	$(1)	$—	$1,419,193	1,418,626	$1,569 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	590,000	—	(500,000)(a)	—	—	90,000	90,000	3,104	—
				$(1)	$—	$1,509,193		$4,673	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$21,118,840	$3,148,116	$—	$24,266,956
Short-Term Securities
Money Market Funds	1,509,193	—	—	1,509,193
	$22,628,033	$3,148,116	$—	$25,776,149

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares